UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2016

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 14.4%
Automobiles - 3.1%
Fuji Heavy Industries Ltd.	26,600	$1,087,051	(a)
Mazda Motor Corp.	43,800	795,633	(a)
Peugeot SA	53,000	787,779	*(a)
Toyota Motor Corp.	22,841	1,379,436	(a)

Total Automobiles		4,049,899

Hotels, Restaurants & Leisure - 0.8%
Brinker International Inc.	22,000	1,094,280

Household Durables - 1.8%
Bellway PLC	35,000	1,390,211	(a)
Persimmon PLC	33,500	976,193	(a)

Total Household Durables		2,366,404

Media - 3.1%
Comcast Corp., Class A Shares	23,200	1,292,472
ITV PLC	459,966	1,756,421	(a)
Sirius XM Holdings Inc.	176,000	651,200	*
Viacom Inc., Class B Shares	9,000	410,760

Total Media		4,110,853

Multiline Retail - 2.3%
Kohl’s Corp.	7,900	393,025
Macy’s Inc.	19,800	800,118
Next PLC	9,968	986,761	(a)
Target Corp.	12,000	869,040

Total Multiline Retail		3,048,944

Specialty Retail - 3.3%
Home Depot Inc.	11,300	1,421,088
Lowe’s Cos. Inc.	22,200	1,590,852
TJX Cos. Inc.	19,400	1,382,056

Total Specialty Retail		4,393,996

TOTAL CONSUMER DISCRETIONARY		19,064,376

CONSUMER STAPLES - 11.0%
Beverages - 2.7%
Dr. Pepper Snapple Group Inc.	12,000	1,126,080
Heineken NV	11,200	973,940	(a)
PepsiCo Inc.	14,900	1,479,570

Total Beverages		3,579,590

Food & Staples Retailing - 3.4%
CVS Health Corp.	17,500	1,690,325
Koninklijke Ahold NV	53,412	1,212,360	(a)
Kroger Co.	20,008	776,510
Wal-Mart Stores Inc.	11,635	772,099

Total Food & Staples Retailing		4,451,294

Food Products - 1.7%
Archer-Daniels-Midland Co.	21,980	776,993
Tyson Foods Inc., Class A Shares	28,600	1,526,096

Total Food Products		2,303,089

Household Products - 1.7%
Kimberly-Clark Corp.	9,900	1,271,358
Reckitt Benckiser Group PLC	10,713	955,908	(a)

Total Household Products		2,227,266

Tobacco - 1.5%
Altria Group Inc.	32,600	1,992,186

TOTAL CONSUMER STAPLES		14,553,425

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
ENERGY - 7.5%
Energy Equipment & Services - 1.4%
Cameron International Corp.	16,459	$1,080,698	*
Subsea 7 SA	65,200	392,314	*(a)
Transocean Ltd.	37,400	389,708

Total Energy Equipment & Services		1,862,720

Oil, Gas & Consumable Fuels - 6.1%
Exxon Mobil Corp.	16,190	1,260,392
Gazprom PAO, Sponsored ADR	76,199	275,633	(a)
Marathon Petroleum Corp.	18,800	785,652
Neste OYJ	42,508	1,328,482	(a)
Phillips 66	15,130	1,212,670
Rosneft Oil Co., Registered Shares, GDR	123,772	443,285	(a)
Royal Dutch Shell PLC, Class A Shares	45,000	987,803	(a)
Valero Energy Corp.	25,800	1,751,046

Total Oil, Gas & Consumable Fuels		8,044,963

TOTAL ENERGY		9,907,683

FINANCIALS - 19.4%
Banks - 8.5%
Bank of America Corp.	81,800	1,156,652
BNP Paribas SA	16,200	769,952	(a)
BOC Hong Kong Holdings Ltd.	316,500	833,536	(a)
China Construction Bank Corp., Class H Shares	505,000	312,474	(a)
China Merchants Bank Co., Ltd., Class H Shares	350,600	681,683	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	1,271,000	666,617	(a)
JPMorgan Chase & Co.	32,300	1,921,850
Lloyds Banking Group PLC	575,000	539,361	(a)
National Bank of Canada	25,800	736,117
Oversea-Chinese Banking Corp. Ltd.	103,000	577,375	(a)
Popular Inc.	18,000	452,520
Royal Bank of Canada	18,000	932,186
Societe Generale SA	22,700	868,539	(a)
United Overseas Bank Ltd.	60,000	767,591	(a)

Total Banks		11,216,453

Capital Markets - 0.5%
Man Group PLC	308,800	724,302	(a)

Diversified Financial Services - 1.2%
ORIX Corp.	63,400	899,788	(a)
Voya Financial Inc.	23,000	703,340

Total Diversified Financial Services		1,603,128

Insurance - 8.5%
Allianz SE, Registered Shares	7,524	1,214,374	(a)
Allstate Corp.	17,300	1,048,380
American Financial Group Inc.	8,800	624,624
American International Group Inc.	16,500	931,920
AXA SA	48,324	1,196,721	(a)
Dai-ichi Life Insurance Co., Ltd.	63,400	875,554	(a)
Hannover Rueck SE	8,609	906,088	(a)
Lincoln National Corp.	15,000	591,900
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	3,915	749,926	(a)
Prudential Financial Inc.	13,300	932,064
Sun Life Financial Inc.	32,600	935,019
Swiss Re AG	13,078	1,214,671	(a)

Total Insurance		11,221,241

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Real Estate Management & Development - 0.7%
China Overseas Land & Investment Ltd.	168,000	$482,636	(a)
China Overseas Property Holdings Ltd.	56,000	6,751	*(a)
China Resources Land Ltd.	162,000	403,125	(a)

Total Real Estate Management & Development		892,512

TOTAL FINANCIALS		25,657,636

HEALTH CARE - 13.2%
Biotechnology - 3.9%
AbbVie Inc.	19,300	1,059,570
Amgen Inc.	6,500	992,745
Biogen Inc.	2,200	600,732	*
Celgene Corp.	7,320	734,342	*
Gilead Sciences Inc.	9,332	774,556
United Therapeutics Corp.	8,200	1,010,076	*

Total Biotechnology		5,172,021

Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp.	10,778	842,948	*
Teleflex Inc.	5,893	799,621

Total Health Care Equipment & Supplies		1,642,569

Health Care Providers & Services - 3.4%
Aetna Inc.	6,000	611,040
AmerisourceBergen Corp.	10,000	895,600
Cardinal Health Inc.	9,600	781,152
McKesson Corp.	7,400	1,191,252
UnitedHealth Group Inc.	9,000	1,036,440

Total Health Care Providers & Services		4,515,484

Pharmaceuticals - 4.7%
Merck & Co. Inc.	14,600	739,782
Merck KGaA	10,880	945,612	(a)
Novo Nordisk A/S, Class B Shares	36,645	2,046,392	(a)
Shire PLC	18,210	1,021,401	(a)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	23,000	1,414,040

Total Pharmaceuticals		6,167,227

TOTAL HEALTH CARE		17,497,301

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.8%
Boeing Co.	11,100	1,333,443
Lockheed Martin Corp.	5,800	1,223,800
Northrop Grumman Corp.	7,185	1,329,656
Raytheon Co.	9,100	1,166,984

Total Aerospace & Defense		5,053,883

Airlines - 1.8%
Alaska Air Group Inc.	22,400	1,576,960
Delta Air Lines Inc.	19,000	841,510

Total Airlines		2,418,470

Electrical Equipment - 0.8%
Vestas Wind Systems A/S	14,800	966,092	(a)

Industrial Conglomerates - 0.5%
CITIC Ltd.	400,000	571,258	(a)

Machinery - 1.1%
Illinois Tool Works Inc.	10,200	918,714
Lincoln Electric Holdings Inc.	10,800	574,992

Total Machinery		1,493,706

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Road & Rail - 1.7%
Canadian National Railway Co.	16,700	$905,393
Central Japan Railway Co.	7,300	1,355,347	(a)

Total Road & Rail		2,260,740

TOTAL INDUSTRIALS		12,764,149

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.2%
Brocade Communications Systems Inc.	110,500	881,790
Cisco Systems Inc.	44,000	1,046,760
Juniper Networks Inc.	39,700	936,920

Total Communications Equipment		2,865,470

Internet Software & Services - 1.9%
eBay Inc.	37,000	868,020	*
Naver Corp.	1,700	897,393	(a)
VeriSign Inc.	9,000	680,400	*

Total Internet Software & Services		2,445,813

IT Services - 1.1%
Computer Sciences Corp.	11,000	352,770
CSRA Inc.	11,000	294,580
Leidos Holdings Inc.	16,300	751,756

Total IT Services		1,399,106

Semiconductors & Semiconductor Equipment - 3.6%
Intel Corp.	54,500	1,690,590
NVIDIA Corp.	30,000	878,700
NXP Semiconductors NV	11,000	822,580	*
Texas Instruments Inc.	27,020	1,430,169

Total Semiconductors & Semiconductor Equipment		4,822,039

Software - 1.0%
Aspen Technology Inc.	25,760	835,654	*
Nuance Communications Inc.	29,000	511,270	*

Total Software		1,346,924

Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc.	35,083	3,414,979
Hewlett Packard Enterprise Co.	26,700	367,392
HP Inc.	26,700	259,257
NetApp Inc.	18,000	394,740
Samsung Electronics Co., Ltd.	922	890,017	(a)

Total Technology Hardware, Storage & Peripherals		5,326,385

TOTAL INFORMATION TECHNOLOGY		18,205,737

MATERIALS - 4.5%
Chemicals - 2.4%
Dow Chemical Co.	15,700	659,400
LyondellBasell Industries NV, Class A Shares	14,550	1,134,464
Nissan Chemical Industries Ltd.	34,500	798,233	(a)
Novozymes A/S, Class B Shares	12,700	529,538	(a)

Total Chemicals		3,121,635

Containers & Packaging - 1.8%
Avery Dennison Corp.	16,560	1,008,339
International Paper Co.	15,540	531,623
Packaging Corp. of America	17,700	899,691

Total Containers & Packaging		2,439,653

Metals & Mining - 0.3%
Rio Tinto PLC	15,300	376,311	(a)

TOTAL MATERIALS		5,937,599

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.1%
BT Group PLC		99,544	$692,396	(a)
China Telecom Corp., Ltd., Class H Shares		1,400,000	661,030	(a)
Nippon Telegraph & Telephone Corp.		33,000	1,403,838	(a)

Total Diversified Telecommunication Services			2,757,264

Wireless Telecommunication Services - 0.9%
NTT DoCoMo Inc.		54,000	1,204,621	(a)

TOTAL TELECOMMUNICATION SERVICES			3,961,885

UTILITIES - 3.2%
Electric Utilities - 1.8%
Edison International		10,071	622,388
Entergy Corp.		13,400	945,772
Korea Electric Power Corp.		19,100	841,266	*(a)

Total Electric Utilities			2,409,426

Multi-Utilities - 1.4%
National Grid PLC		72,000	1,014,798	(a)
Veolia Environnement SA		35,000	843,868	(a)

Total Multi-Utilities			1,858,666

TOTAL UTILITIES			4,268,092

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $110,423,792)			131,817,883

	RATE
SHORT-TERM INVESTMENTS - 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $10,387)	0.355%	10,387	10,387

TOTAL INVESTMENTS - 99.7% (Cost - $110,434,179#)			131,828,270
Other Assets in Excess of Liabilities - 0.3%			442,554

TOTAL NET ASSETS - 100.0%			$132,270,824

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Common Stocks:
Consumer Discretionary	$9,904,891	$9,159,485	—	$19,064,376
Consumer Staples	11,411,217	3,142,208	—	14,553,425
Energy	6,480,166	3,427,517	—	9,907,683
Financials	10,966,572	14,691,064	—	25,657,636
Health Care	13,483,896	4,013,405	—	17,497,301
Industrials	9,871,452	2,892,697	—	12,764,149
Information Technology	16,418,327	1,787,410	—	18,205,737
Materials	4,233,517	1,704,082	—	5,937,599
Telecommunication Services	—	3,961,885	—	3,961,885
Utilities	1,568,160	2,699,932	—	4,268,092

Total Long-term Investments	$84,338,198	$47,479,685	—	$131,817,883

Short-term Investments†	10,387	—	—	10,387

Total Investments	$84,348,585	$47,479,685	—	$131,828,270

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2016, securities valued at $47,479,685 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,127,763
Gross unrealized depreciation	(9,733,672)

Net unrealized appreciation	$21,394,091

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016